Document and Entity Information	Nov. 04, 2026
Document Information [Line Items]
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	DHI Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	80111
City Area Code	515
Local Phone Number	978-3737
Entity Address, City or Town	Centennial
Entity Address, Address Line Two	Suite 300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-33584
Entity Tax Identification Number	20-3179218
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Central Index Key	0001393883
Amendment Flag	false
Entity Address, State or Province	CO
Document Type	8-K
Former Address
Document Information [Line Items]
Entity Address, City or Town	Centennial
Entity Address, Address Line Two	Suite 400
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, State or Province	CO
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true